[EAGLE POINT INCOME COMPANY LOGO]

MARCH 31, 2026 CONSOLIDATED SCHEDULE OF INVESTMENTS | Eagle Point Income Company Inc.

Eagle Point Income Company Inc. and Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2026

(expressed in US dollars)

(Unaudited)

			Principal
		Acquisition	Amount/
Issuer(1)	Investment Description(2),(3)	Date(4)	Shares	Cost	Fair Value(5)
Investments, at Fair Value - 126.84% of Net Assets
Collateralized Loan Obligation Debt - 81.05% of Net Assets(6)(8)
Structured Finance
United States
AGL CLO 14 Ltd.	Secured Note - Class E-R, 9.92% (3M SOFR + 6.25%, due 12/2/2034)	4/24/2025	$1,000,000	$964,521	$806,076
AGL CLO 17 Ltd.	Secured Note - Class E-R, 8.32% (3M SOFR + 4.65%, due 1/21/2035)	1/24/2025	5,000,000	5,000,202	4,611,082
AGL CLO 23 Ltd.	Secured Note - Class E-R, 8.37% (3M SOFR + 4.70%, due 4/20/2038)	3/14/2025	5,000,000	4,876,970	4,411,298
AGL CLO 39 Ltd.	Secured Note - Class E, 8.17% (3M SOFR + 4.50%, due 4/20/2038)	2/28/2025	1,100,000	1,100,000	1,053,441
AMMC CLO 25, Limited	Secured Note - Class E-R-2, 9.97% (3M SOFR + 6.30%, due 10/15/2038)	9/10/2025	5,000,000	5,000,000	4,824,776
Ares LIX CLO Ltd.	Secured Note - Class E, 10.18% (3M SOFR + 6.51%, due 4/25/2034)	1/05/2023	3,700,000	3,702,739	3,487,154
Ares Loan Funding IX, Ltd.	Secured Note - Class E, 8.67% (3M SOFR + 5.00%, due 3/31/2038)	3/03/2025	3,500,000	3,500,000	3,447,684
Ares XXVII CLO Ltd.	Secured Note - Class E-R3, 10.42% (3M SOFR + 6.75%, due 10/28/2034)	11/05/2024	2,000,000	2,000,000	1,901,472
Black Diamond CLO 2016-1, Ltd.	Secured Note - Class D-R, 9.53% (3M SOFR + 5.86%, due 4/26/2031)	10/04/2018	1,050,000	1,013,501	960,113
Carlyle US CLO 2020-2, Ltd.	Secured Note - Class D-R-2, 9.67% (3M SOFR + 6.00%, due 1/25/2035)	2/04/2026	500,000	490,677	470,344
Carlyle US CLO 2021-10 Ltd.	Secured Note - Class E-R, 10.42% (3M SOFR + 6.75%, due 1/20/2038)	12/04/2024	5,000,000	5,000,000	4,799,955
Carlyle US CLO 2022-1, Ltd.	Secured Note - Class E, 11.02% (3M SOFR + 7.35%, due 4/15/2035)	8/23/2024	2,250,000	2,235,850	2,140,843
Carlyle US CLO 2025-1, Ltd.	Secured Note - Class E, 9.37% (3M SOFR + 5.70%, due 4/25/2038)	4/01/2025	1,350,000	1,350,000	1,322,682
CarVal CLO II Ltd.	Secured Note - Class E-R2, 10.17% (3M SOFR + 6.50%, due 4/20/2032)	11/26/2024	4,850,000	4,850,000	4,547,471
CBAM 2017-2, Ltd.	Secured Note - Class E-R, 11.03% (3M SOFR + 7.36%, due 7/17/2034)	2/04/2026	6,480,000	6,418,989	5,887,979
CBAM 2021-15, LLC	Secured Note - Class E-R, 9.17% (3M SOFR + 5.50%, due 1/20/2038)	2/05/2025	3,875,000	3,877,869	3,621,306
CIFC Funding 2017-I, Ltd.	Secured Note - Class E-RR, 10.41% (3M SOFR + 6.74%, due 4/21/2037)	8/05/2024	5,000,000	4,943,051	4,798,242
CIFC Funding 2017-III Ltd.	Secured Note - Class E-R, 10.37% (3M SOFR + 6.70%, due 4/20/2037)	4/16/2024	3,000,000	3,003,813	2,789,351
CIFC Funding 2018-II, Ltd.	Secured Note - Class E-R, 9.42% (3M SOFR + 5.75%, due 10/20/2037)	9/27/2024	800,000	800,000	794,838
CIFC Funding 2022-II, Ltd.	Secured Note - Class E-R, 8.42% (3M SOFR + 4.75%, due 4/19/2035)	1/29/2025	3,340,000	3,340,000	3,182,594
Dryden 123 CLO, Ltd.	Secured Note - Class E, 8.52% (3M SOFR + 4.85%, due 4/15/2038)	2/19/2025	5,000,000	5,000,000	4,922,180
Dryden 37 Senior Loan Fund, Ltd.	Secured Note - Class E-R, 9.08% (3M SOFR + 5.41%, due 1/15/2031)	10/04/2018	500,000	489,605	455,780
Dryden 43 Senior Loan Fund, Ltd.	Secured Note - Class E-R3, 10.33% (3M SOFR + 6.66%, due 4/20/2034)	12/03/2024	5,010,000	4,907,065	4,632,789
Dryden 68 CLO, Ltd.	Secured Note - Class E-R, 10.68% (3M SOFR + 7.01%, due 7/15/2035)	4/10/2024	5,300,000	5,144,073	4,920,560
Dryden 98 CLO, Ltd.	Secured Note - Class E, 10.07% (3M SOFR + 6.40%, due 4/20/2035)	2/03/2022	4,850,000	4,726,051	4,408,233
Elmwood CLO 16 Ltd.	Secured Note - Class E-R, 10.42% (3M SOFR + 6.75%, due 4/20/2037)	8/05/2024	5,000,000	5,000,734	4,769,954
Elmwood CLO 22 Ltd.	Secured Note - Class E-R, 8.47% (3M SOFR + 4.80%, due 4/17/2038)	3/12/2025	2,000,000	2,000,000	1,965,129
Elmwood CLO VI Ltd.	Secured Note - Class E-R-R, 9.57% (3M SOFR + 5.90%, due 7/18/2037)	7/16/2025	5,000,000	4,947,514	4,615,488
Elmwood CLO VIII Ltd.	Secured Note - Class E-R, 9.92% (3M SOFR + 6.25%, due 4/20/2037)	7/29/2025	1,750,000	1,738,716	1,602,221
First Eagle BSL CLO 2019-1 Ltd.	Secured Note - Class D, 11.63% (3M SOFR + 7.96%, due 1/20/2033)	12/17/2019	5,000,000	4,854,184	4,943,517
Generate CLO 2 Ltd.	Secured Note - Class E-R2, 11.02% (3M SOFR + 7.35%, due 10/22/2037)	8/06/2024	3,625,000	3,612,512	3,272,079
Green Lakes Park CLO, LLC	Secured Note - Class E-RR, 8.42% (3M SOFR + 4.75%, due 1/25/2038)	1/17/2025	5,000,000	4,950,898	4,407,456
Harbor Park CLO, Ltd.	Secured Note - Class E-R2, 8.92% (3M SOFR + 5.25%, due 1/20/2031)	10/06/2025	2,250,000	2,250,000	2,048,678
Invesco CLO 2022-1, Ltd.	Secured Note - Class E, 9.97% (3M SOFR + 6.30%, due 4/20/2035)	3/19/2024	5,004,000	4,896,833	4,296,681
KKR CLO 14 Ltd.	Secured Note - Class E-R, 10.08% (3M SOFR + 6.41%, due 7/15/2031)	3/19/2020	6,800,000	6,688,233	6,639,578
KKR CLO 17 Ltd.	Secured Note - Class E-R, 11.32% (3M SOFR + 7.65%, due 4/15/2034)	1/12/2022	2,760,000	2,752,121	2,350,117
KKR CLO 22 Ltd.	Secured Note - Class E, 9.93% (3M SOFR + 6.26%, due 7/20/2031)	10/27/2021	5,075,000	4,936,858	4,812,906
KKR CLO 26 Ltd.	Secured Note - Class E-R, 11.08% (3M SOFR + 7.41%, due 10/15/2034)	7/21/2021	5,000,000	4,908,969	4,379,238
KKR CLO 27 Ltd.	Secured Note - Class E-R2, 9.92% (3M SOFR + 6.25%, due 1/15/2035)	12/10/2024	3,000,000	3,000,000	2,657,897
KKR CLO 29 Ltd.	Secured Note - Class E-R, 10.75% (3M SOFR + 7.08%, due 7/15/2037)	4/29/2025	2,000,000	1,968,430	1,853,600
KKR CLO 32 Ltd.	Secured Note - Class E-R, 10.77% (3M SOFR + 7.10%, due 4/15/2037)	8/08/2024	5,500,000	5,483,270	5,313,094
KKR CLO 49 Ltd.	Secured Note - Class E-R, 10.49% (3M SOFR + 6.82%, due 10/20/2037)	10/08/2024	1,925,000	1,892,882	1,798,542
Lake George Park CLO, Ltd.	Secured Note - Class E, 8.27% (3M SOFR + 4.60%, due 4/15/2038)	2/04/2026	1,350,000	1,340,107	1,278,326
Lakeside Park CLO, Ltd.	Secured Note - Class E, 8.27% (3M SOFR + 4.60%, due 4/15/2038)	3/07/2025	5,000,000	5,000,000	4,717,114
Madison Park Funding XXIX, Ltd.	Secured Note - Class E-R, 9.52% (3M SOFR + 5.85%, due 3/25/2038)	3/07/2025	2,375,000	2,375,000	2,013,805
Magnetite XLV, Limited	Secured Note - Class E, 8.17% (3M SOFR + 4.50%, due 4/15/2038)	3/12/2025	1,125,000	1,125,000	1,085,289
Morgan Stanley Eaton Vance CLO 2022-18, Ltd.	Secured Note - Class E-R, 9.82% (3M SOFR + 6.15%, due 10/20/2037)	11/01/2024	1,838,000	1,838,000	1,629,392
Neuberger Berman CLO XVII, Ltd.	Secured Note - Class E-R3, 10.42% (3M SOFR + 6.75%, due 7/22/2038)	8/05/2024	875,000	872,205	869,736
Neuberger Berman Loan Advisers CLO 24, Ltd.	Secured Note - Class E-R2, 10.67% (3M SOFR + 7.00%, due 10/19/2038)	8/08/2024	2,300,000	2,300,000	2,236,831
Neuberger Berman Loan Advisers CLO 38, Ltd.	Secured Note - Class E-R2, 8.27% (3M SOFR + 4.60%, due 10/20/2036)	2/14/2025	5,000,000	5,000,000	4,730,198
Octagon 51, Ltd.	Secured Note - Class E-R, 9.32% (3M SOFR + 5.65%, due 7/20/2034)	2/06/2025	2,200,000	2,200,000	2,019,602
Octagon Investment Partners 38, Ltd.	Secured Note - Class D-R, 10.92% (3M SOFR + 7.25%, due 10/20/2037)	8/06/2024	4,725,000	4,660,015	4,541,523
Octagon Investment Partners 41, Ltd.	Secured Note - Class E-R, 11.06% (3M SOFR + 7.39%, due 10/15/2033)	9/24/2021	5,000,000	4,851,188	4,493,010
Pikes Peak CLO 12, Ltd.	Secured Note - Class E-R, 8.67% (3M SOFR + 5.00%, due 4/20/2038)	1/30/2025	4,450,000	4,440,599	4,218,113
Pikes Peak CLO 3	Secured Note - Class E-RR, 10.54% (3M SOFR + 6.87%, due 10/25/2034)	8/11/2022	2,625,000	2,587,392	2,416,483
RAD CLO 21, Ltd.	Secured Note - Class E-1R, 8.57% (3M SOFR + 4.90%, due 1/25/2037)	1/27/2025	3,250,000	3,193,820	3,034,708
RAD CLO 27, Ltd.	Secured Note - Class E, 8.97% (3M SOFR + 5.30%, due 1/20/2038)	12/11/2024	5,000,000	5,000,000	4,653,497
Regatta 31 Funding, Ltd	Secured Note - Class D, 8.57% (3M SOFR + 4.90%, due 3/25/2038)	2/21/2025	5,000,000	5,000,000	4,721,733
Rockford Tower CLO 2017-3, Ltd.	Secured Note - Class E, 9.68% (3M SOFR + 6.01%, due 10/20/2030)	10/4/2018	1,030,000	1,030,096	951,181
Rockford Tower CLO 2018-1, Ltd.	Secured Note - Class E, 9.77% (3M SOFR + 6.11%, due 5/20/2031)	10/04/2018	2,250,000	2,218,312	1,938,825
Rockford Tower CLO 2018-2, Ltd.	Secured Note - Class E, 9.93% (3M SOFR + 6.26%, due 10/20/2031)	10/04/2018	5,000,000	4,908,594	4,209,612
RR 14 Ltd.	Secured Note - Class D, 10.08% (3M SOFR + 6.41%, due 4/15/2036)	4/23/2025	2,000,000	1,945,223	1,836,192
RR 16 Ltd.	Secured Note - Class D, 10.18% (3M SOFR + 6.51%, due 7/15/2036)	4/17/2024	5,000,000	5,000,209	4,676,931
RR 7 Ltd.	Secured Note - Class D-1B, 10.17% (3M SOFR + 6.50%, due 1/15/2037)	8/10/2023	3,000,000	2,940,062	2,801,615
Sixth Street CLO VIII Ltd.	Secured Note - Class D-R2, 10.42% (3M SOFR + 6.75%, due 10/20/2034)	11/21/2024	5,000,000	5,000,000	4,638,069
Tallman Park CLO Ltd.	Secured Note - Class E-R, 9.67% (3M SOFR + 6.00%, due 7/20/2038)	6/26/2025	2,000,000	2,000,000	1,729,004
TCI-Symphony CLO 2016-1 Ltd.	Secured Note - Class E-R2, 10.66% (3M SOFR + 7.01%, due 10/13/2032)	1/13/2022	5,000,000	4,984,786	4,242,290
Thayer Park CLO, Ltd.	Secured Note - Class D-R, 10.18% (3M SOFR + 6.51%, due 4/20/2034)	9/24/2024	3,625,000	3,620,331	2,881,809
Thompson Park CLO, Ltd.	Secured Note - Class E-R, 8.27% (3M SOFR + 4.60%, due 4/15/2034)	3/06/2025	5,000,000	5,000,000	4,549,573
Total Collateralized Loan Obligation Debt				240,048,069	224,038,879

[EAGLE POINT INCOME COMPANY LOGO]

MARCH 31, 2026 CONSOLIDATED SCHEDULE OF INVESTMENTS | Eagle Point Income Company Inc.

Eagle Point Income Company Inc. and Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2026

(expressed in US dollars)

(Unaudited)

			Principal
		Acquisition	Amount/
Issuer(1)	Investment Description(2),(3)	Date(4)	Shares	Cost	Fair Value(5)
Collateralized Loan Obligation Equity - 26.74% of Net Assets(7)(8)
Structured Finance
United States
AMMC CLO 23, Limited	Subordinated Note (effective yield 16.07%, maturity 4/17/2035)	9/19/2025	$5,000,000	$3,098,280	$2,511,096
AMMC CLO 30, Limited	Subordinated Note (effective yield 17.26%, maturity 1/15/2037)	11/01/2024	7,103,000	4,931,853	4,816,814
Ares Loan Funding V, Ltd.	Subordinated Note (effective yield 9.48%, maturity 7/27/2037)	2/04/2025	6,475,000	4,579,710	2,521,300
Ares Loan Funding VII, Ltd.	Subordinated Note (effective yield 10.95%, maturity 10/22/2037)	7/30/2025	7,500,000	5,144,560	2,966,225
Ares Loan Funding VIII, Ltd.	Subordinated Note (effective yield 12.48%, maturity 1/24/2038)	8/04/2025	7,018,000	5,126,500	4,021,103
Ares LXIII CLO Ltd.	Subordinated Note (effective yield 11.61%, maturity 4/20/2035)	7/30/2024	5,952,500	3,737,742	2,331,640
Ares XLIV CLO Ltd.	Subordinated Note (effective yield 5.86%, maturity 4/15/2034)	6/08/2021	13,105,000	3,473,505	1,539,298
Bardin Hill CLO 2021-2 Ltd.	Subordinated Note (effective yield 16.03%, maturity 10/25/2034)(9)	9/24/2021	5,000,000	3,016,324	2,207,158
Barings CLO Ltd. 2021-I	Subordinated Note (effective yield 0.00%, maturity 4/25/2034)(13)(14)	11/03/2021	4,000,000	1,888,317	680,000
Barings CLO Ltd. 2021-III	Subordinated Note (effective yield 0.00%, maturity 1/18/2035)(13)	11/17/2021	5,000,000	2,707,327	733,650
Boyce Park CLO, Ltd.	Subordinated Note (effective yield 6.63%, maturity 4/21/2035)	9/27/2023	3,000,000	1,744,479	642,043
Boyce Park CLO, Ltd.	Class M-2 Note (effective yield 6.63%, maturity 4/21/2035)	9/27/2023	17,678,572	157,896	109,905
Carlyle US CLO 2021-2, Ltd.	Subordinated Note (effective yield 12.21%, maturity 4/20/2034)	10/28/2021	8,205,000	5,244,527	3,602,610
Carlyle US CLO 2021-5, Ltd.	Subordinated Note (effective yield 7.88%, maturity 7/20/2034)	11/02/2021	5,000,000	3,354,946	1,650,683
Carlyle US CLO 2021-6, Ltd.	Subordinated Note (effective yield 14.74%, maturity 7/15/2034)	8/14/2024	5,000,000	2,255,410	1,355,091
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 8.73%, maturity 4/20/2035)	8/15/2023	6,279,700	3,950,148	2,213,743
Carlyle US CLO 2022-4 Ltd.	Subordinated Note (effective yield 10.59%, maturity 7/25/2036)	10/29/2024	4,575,000	4,181,126	2,946,821
Carlyle US CLO 2022-5, Ltd.	Subordinated Note (effective yield 11.90%, maturity 10/15/2037)	11/19/2024	5,000,000	3,254,177	2,330,917
CBAM 2018-8 Ltd.	Subordinated Note (effective yield 9.72%, maturity 7/15/2037)	2/05/2025	5,000,000	1,483,750	1,094,705
CBAM 2019-9, Ltd.	Subordinated Note (effective yield 9.30%, maturity 7/15/2037)	11/01/2024	6,175,000	2,156,220	1,530,549
CIFC Funding 2019-VI, Ltd.	Subordinated Note (effective yield 9.79%, maturity 1/16/2033)	12/02/2019	7,000,000	4,527,286	3,321,414
CIFC Funding 2022-IV, Ltd.	Subordinated Note (effective yield 10.66%, maturity 7/16/2035)	10/23/2023	1,100,000	788,377	523,094
Clover CLO 2020-1, LLC	Subordinated Note (effective yield 8.69%, maturity 7/15/2037)	1/16/2025	5,000,000	3,354,792	1,901,103
Clover CLO 2021-2, LLC	Subordinated Note (effective yield 15.00%, maturity 7/20/2034)	8/09/2023	2,350,000	1,458,070	913,193
Dryden 113 CLO, Ltd.	Income Note (effective yield 13.58%, maturity 10/20/2035)	7/30/2024	2,500,000	1,906,287	1,200,931
Kings Park CLO, Ltd.	Subordinated Note (effective yield 30.18%, maturity 1/21/2035)	4/27/2023	1,327,000	870,385	470,381
Lodi Park CLO, Ltd.	Income Note (effective yield 8.73%, maturity 7/21/2037)	11/13/2024	1,575,000	1,263,345	677,026
Lodi Park CLO, Ltd.	Subordinated Note (effective yield 8.73%, maturity 7/21/2037)	11/13/2024	925,000	737,303	397,452
Madison Park Funding XXVIII Ltd.	Subordinated Note (effective yield 10.49%, maturity 7/15/2030)	5/13/2025	6,400,000	2,608,580	1,178,339
Madison Park Funding XXXVII, Ltd.	Subordinated Note (effective yield 8.52%, maturity 7/15/2049)	3/11/2020	11,777,574	5,729,862	2,874,531
Marathon CLO XIII, Ltd.	Subordinated Note (effective yield 0.00%, maturity 4/15/2032)(13)(14)	6/04/2019	5,300,000	1,654,417	795
Meacham Park CLO, Ltd.	Subordinated Note (effective yield 9.03%, maturity 10/20/2037)	1/10/2025	6,900,000	4,979,814	2,834,381
Morgan Stanley Eaton Vance CLO 2025-21, Ltd.	Income Note (effective yield 16.96%, maturity 4/15/2038)(9)	3/07/2025	5,414,000	4,113,443	3,533,550
Octagon Investment Partners 37, Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/25/2030)(13)(14)	1/31/2020	6,000,000	1,468,769	900
Octagon Investment Partners 43, Ltd.	Income Note (effective yield 8.79%, maturity 10/25/2032)	8/02/2019	7,023,500	4,354,049	2,323,454
Octagon Investment Partners 49, Ltd.	Subordinated Note (effective yield 6.62%, maturity 4/15/2037)	3/25/2024	8,250,000	4,071,743	1,781,570
Point Au Roche Park CLO, Ltd.	Subordinated Note (effective yield 4.49%, maturity 7/20/2034)	2/02/2022	5,945,000	3,655,172	1,692,838
RAD CLO 3, Ltd.	Subordinated Note (effective yield 10.15%, maturity 4/15/2032)(9)	7/22/2025	3,000,000	1,471,915	716,759
Reese Park CLO, Ltd.	Subordinated Note (effective yield 12.00%, maturity 1/15/2038)	5/08/2025	2,836,250	1,537,713	785,823
Reese Park CLO, Ltd.	Class M-2 Note (effective yield 12.00%, maturity 1/15/2038)	5/08/2025	3,687,125	4	86,396
Regatta XVIII Funding, Ltd.	Subordinated Note (effective yield 17.88%, maturity 1/15/2034)	9/05/2024	3,175,322	1,674,506	1,356,807
Regatta XXVIII Funding Ltd.	Subordinated Note (effective yield 5.40%, maturity 4/25/2037)	11/13/2024	3,466,000	2,423,034	1,483,537
RR 28 Ltd.	Subordinated Note (effective yield 5.69%, maturity 4/15/2120)	10/31/2024	2,412,500	2,076,669	1,242,836
Venture 37 CLO, Limited	Subordinated Note (effective yield 0.00%, maturity 7/15/2032)(13)	5/21/2019	5,200,000	1,708,068	112,289
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 0.00%, maturity 7/20/2035)(13)	8/15/2023	5,490,000	2,859,492	703,475
Total Collateralized Loan Obligation Equity				126,779,892	73,918,225

Loans and Notes - 9.52% of Net Assets
Entertainment
United States
SI Tickets, Inc.	Senior Secured Loan, 10.00% (due 8/30/2026)(11)(12)(16)	11/12/2025	959,012	959,012	1,080,807
Financial Services
United States
Pasadena Private Lending, Inc.	Senior Secured Loan, 14.70% (3M SOFR + 9.75%, due 1/31/2031)(6)(11)(16)	12/18/2025	1,632,500	1,554,075	1,568,016
Infrastructure
United States
Heritage Energy Holdings, LLC	Senior Secured Loan, 15.00% (due 6/30/2027)(12)(16)	12/31/2025	2,113,330	2,078,860	2,071,064
Nexus Apex Holdings, LLC	Senior Secured Loan, Tranche B-1, 14.70% (1M SOFR + 11.00%, due 2/28/2029)(6)(15)(16)	2/26/2026	6,263,839	6,144,661	7,031,159
Nexus Apex Holdings, LLC	Senior Secured Loan, Tranche B-2, 14.70% (1M SOFR + 11.00%, due 2/28/2029)(6)(16)	2/26/2026	1,450,211	1,422,153	1,627,862
Nexus Apex Holdings, LLC	Senior Secured Loan, Tranche B-3, 14.70% (1M SOFR + 11.00%, due 2/28/2029)(6)(11)(16)	2/26/2026	11,329,690	11,107,121	12,717,577
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Senior Secured CFO Debt, Class C Loan, 14.50% (due 7/13/2038)(12)	7/13/2023	223,713	221,476	230,783
Total Loans and Notes				23,487,358	26,327,268

[EAGLE POINT INCOME COMPANY LOGO]

MARCH 31, 2026 CONSOLIDATED SCHEDULE OF INVESTMENTS | Eagle Point Income Company Inc.

Eagle Point Income Company Inc. and Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2026

(expressed in US dollars)

(Unaudited)

			Principal
		Acquisition	Amount/
Issuer(1)	Investment Description(2),(3)	Date(4)	Shares	Cost	Fair Value(5)
Collateralized Fund Obligation Equity - 4.69% of Net Assets(7)(8)
Structured Finance
United States
ALP CFO 2024, L.P.	Subordinated Note (effective yield 38.50%, maturity 10/15/2036)	10/21/2024	4,072,000	$4,072,000	$3,531,453
ALP CFO 2025, L.P.	Subordinated Note (effective yield 39.04%, maturity 7/15/2037)	7/30/2025	3,612,000	3,612,000	3,201,602
Coller Private Equity Backed Notes & Loans II-A L.P.	Preferred Equity (effective yield 21.86%, maturity 4/30/2037)(11)	7/21/2025	2,629,743	2,629,744	2,393,201
Glendower Capital Secondaries CFO, LLC	Subordinated Loan (effective yield 10.54%, maturity 7/13/2038)	7/13/2023	509,984	509,985	236,280
StepStone Private Equity LP Secondary Opportunities Ltd.	Subordinated Note (effective yield 28.90%, maturity 12/28/2035)(11)	7/03/2024	4,750,268	4,750,269	3,588,411
Total Collateralized Fund Obligation Equity				15,573,998	12,950,947

Asset Backed Securities - 4.35% of Net Assets
Structured Finance
United States
Carvana Auto Receivables Trust 2025-P4	Class R Note (effective yield 20.30%, maturity 11/10/2033)(8)	11/18/2025	3,301	1,706,456	1,697,771
Continental Finance Credit Card ABS Master Trust	Class E Note, 11.44% (due 12/17/2035)(12)	12/08/2025	6,000,000	5,997,554	5,933,561
Carvana Auto Receivables Trust 2026-P1	Class R Note (effective yield 14.47%, maturity 3/10/2034)(8)	3/10/2026	3,350	1,774,060	1,764,865
GoodLeap Home Improvement Solutions Trust 2025-2	Class R Note (effective yield 10.26%, maturity 6/20/2049)(8)	3/17/2026	1,454,659	2,622,235	2,614,409
Total Asset Backed Securities				12,100,305	12,010,606

Preferred Stock - 0.33% of Net Assets(7)
Financial Services
United States
NCS SPV II LLC	Preferred Stock, 14.00% (due 12/22/2099)(11)(12)	12/24/2025	7,895	—	—
Pasadena Private Lending, Inc.	Preferred Stock, Class D, 15.00% (due 4/20/2031)(12)	10/17/2025	824	823,497	775,590
Pasadena Private Lending, Inc.	Preferred Stock, Class C-2, 10.00% (due 12/22/2031)(12)	12/18/2025	4,636	203,984	150,935
Total Preferred Stock				1,027,481	926,525

Rated Feeder Fund Equity - 0.13% of Net Assets(7)(8)
Structured Finance
United States
CVC Structured Solutions 2, LLC	Subordinated Loan (effective yield 28.30%, maturity 9/3/2040)(11)	9/02/2025	403,248	403,248	347,390

Warrants - 0.03% of Net Assets(7)
Financial Services
United States
Pasadena Private Lending, Inc.	Warrants	10/20/2025	10,776	—	79,742
Total investments, at fair value March 31, 2026				$419,420,351	$350,599,582

Liabilities, at Fair Value - (51.44)% of Net Assets
Preferred Stock - (51.42%) of Net Assets(10)
5.00% Series A Term Preferred Stock due 2026	Preferred Stock		(38,041,225)	$(38,041,225)	$(37,851,019)
8.00% Series C Term Preferred Stock due 2029	Preferred Stock		(104,326,900)	(104,348,189)	(104,264,727)
Total Preferred Stock				(142,389,414)	(142,115,746)

Unfunded Investment Commitments - (0.02)% of Net Assets
Financial Services
United States
CVC Structured Solutions 2, LLC	Subordinated Loan (effective yield 28.30%, maturity 9/3/2040)	9/02/2025	2,596,752	—	(21)
Pasadena Private Lending, Inc.	Senior Secured Loan, 13.44% (3M SOFR + 9.75%, due 01/31/2031)	12/18/2025	1,632,500	—	(64,566)
Total Unfunded Loan Commitments				—	(64,587)
Total liabilities, at fair value March 31, 2026				$(142,389,414)	$(142,180,333)
Net assets above (below) fair value of investments and liabilities at fair value					67,988,306
Net Assets as of March 31, 2026					$276,407,555

[EAGLE POINT INCOME COMPANY LOGO]

MARCH 31, 2026 CONSOLIDATED SCHEDULE OF INVESTMENTS | Eagle Point Income Company Inc.

Eagle Point Income Company Inc. and Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2026

(expressed in US dollars)

(Unaudited)

(1)	The Company is not affiliated with, nor does it “control” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), any of the issuers listed. In general, under the 1940 Act, the Company would be presumed to “control” an issuer if we owned 25% or more of its voting securities.
(2)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”.
(3)	Pursuant to the terms of the credit facility agreement, a security interest in favor of the lender has been granted with respect to all investments.
(4)	Acquisition date represents the initial purchase date or the date when the investment was contributed to the Company.
(5)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Company’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(6)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(7)	Classified as Level III investment.
(8)	CLO equity, CFO equity, Rated Feeder Fund Equity and certain Asset Backed Security are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized. As of March 31, 2026, the Company’s weighted average effective yield on its aggregate CLO equity positions, based on current amortized cost, was 9.73%. When excluding called CLOs, the Company’s weighted average effective yield on its CLO equity positions was 10.13%.
(9)	Fair value includes the Company’s interest in fee rebates on CLO equity.
(10)	The Company has accounted for its 5.00% Series A Term Preferred Stock due 2026 and 8.00% Series C Term Preferred Stock due 2029 utilizing the fair value option election under ASC Topic 825. Accordingly, the aforementioned preferred stock is carried at fair value.
(11)	This investment has an unfunded commitment as of March 31, 2026.
(12)	Fixed rate investment.
(13)	As of March 31, 2026, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost. Future recurring distributions, once received, will be recognized solely as return of capital until the aggregate projected amount of future recurring distributions and terminal principal payment exceeds the amortized investment cost.
(14)	As of March 31, 2026, the Investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost.
(15)	The Company sold a participation interest in the following investment that did not qualify as a “sale” in accordance with U.S. generally accepted accounting principles. The Company recorded a liability titled “Investments sold under participation agreement, at fair value”, in the accompanying Consolidated Statement of Assets and Liabilities. As of March 31, 2026, this liability bears an interest rate of 12.55%.
(16)	As of March 31, 2026, the investment includes interest income capitalized as additional investment principal, referred to as “PIK” interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.

Reference Key:

SOFR - Secured Overnight Financing Rate

4